Commitments, Contingencies and Guarantees - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Lessee, Leases, Description [Line Items]
Total future minimum payments	$ 126.7
Total future minimum lease payments	62.5
2022
Lessee, Leases, Description [Line Items]
Total future minimum payments	27.3
Total future minimum lease payments	2.6
2023
Lessee, Leases, Description [Line Items]
Total future minimum payments	23.5
Total future minimum lease payments	3.8
2024
Lessee, Leases, Description [Line Items]
Total future minimum payments	20.9
Total future minimum lease payments	5.3
2025
Lessee, Leases, Description [Line Items]
Total future minimum payments	16.8
Total future minimum lease payments	5.4
2026
Lessee, Leases, Description [Line Items]
Total future minimum payments	13.3
Total future minimum lease payments	5.4
Thereafter
Lessee, Leases, Description [Line Items]
Total future minimum payments	24.9
Total future minimum lease payments	$ 40.0